ING Partners, Inc.

                       Supplement dated February 25, 2004
                                 to Prospectus
                               Dated May 1, 2003

The information in this Supplement updates and amends certain information contained in the May 1, 2003 Prospectus of ING Partners, Inc. (the "Fund"). You should read this Supplement along with the Prospectus.
___________________________________________________________

THE FOLLOWING INFORMATION REPLACES THE PORTFOLIO MANAGER INFORMATION IN THE PROSPECTUS FOR THE ING MFS GLOBAL GROWTH PORTFOLIO UNDER THE HEADING "MANAGEMENT OF THE PORTFOLIOS."

ING MFS Global Growth is managed by a team of portfolio managers comprised of Barry Dargan, a Senior Vice President of MFS and Nicholas Smithie, a Vice President of MFS. Mr. Dargan has been employed in the investment management area of MFS since 1996 and has been a portfolio manager of the Portfolio since October 31, 2003. Mr. Smithie has been employed in the MFS investment management area since 1998 and has been a portfolio manager of the Portfolio since August, 2002.

The following table shows the average annual total return of the Comparable Funds for the stated periods ended December 31, 2003, as well as a comparison with the performance of the applicable benchmark.1


                                             1 Year   3 Years  5 Years  10 Years
                                                                       (or since
                                                                      inception)

Alger MidCap Growth Portfolio - Class B..........44.55%  -2.68%   6.77%    13.18
(Comparable to ING Alger Aggressive Growth)
Russell MidCap  Growth  Index....................47.72   -6.13    2.01     9.41
S&P Mid Cap 400 Index............................35.64    4.84    9.21     13.92

Alger Capital Appreciation  Portfolio - Class B..34.29   -11.17   -2.76    11.05
(Comparable to ING Alger Capital Appreciation)
Russell 3000 GrowthIndex.........................30.95   -8.85    -4.69    8.80
S&P 500 Index....................................28.73   -4.11    -0.61    11.04

Alger LargeCap Growth  Portfolio - Class  B......33.74   -8.08    -2.08    8.94
(Comparable  to ING Alger  Growth)
Russell 1000 GrowthIndex.........................29.76   -9.36    -5.10    9.21

American  Century  Small  Cap  Value  Fund  -
INV  Class.......................................36.10    16.33    16.82   N/A
(Comparable to ING American Century Small Cap Value)
S&P 600 BARRA  Value  Index......................40.05    10.65    11.03   13.15

Baron Capital Asset Fund - Class I.............. 30.01    7.81     10.63   16.16
Baron GrowthFund.................................31.75    9.19     12.45   18.46
(Comparable to ING Baron Small Cap Growth)
Russell 2000 Index.............................. 47.25    6.27     7.13    9.47

Goldman  Sachs  Capital   Growth  Fund  -
Class   A........................................23.53   -7.70     1.58    9.77
(Comparable to ING Goldman Sachs(r) Capital Growth)
S&P 500  Index...................................28.73   -4.11     -0.61   11.04

Goldman Sachs CORESM U.S. Equity Fund -
Class A..........................................30.02   -3.26     0.03    10.28
(Comparable to ING Goldman Sachs(r) Core Equity)
S&P 500 Index....................................28.73   -4.11     -0.61   11.04

JPMorgan  Mid Cap  Value  Fund  .................29.63    N/A       N/A    18.04
JPMorgan  Mid Cap  Value  Portfolio-
Variable  Insurance Fund.........................30.62    14.01    17.95   N/A
(Comparable to ING JPMorgan Mid Cap Value)
Russell Mid Cap Value Index..................... 38.06     8.48     8.73   13.05

MFS  Global  Growth  Fund - Class  A.............33.99    -4.91     4.08   N/A
(Comparable to ING MFS Global Growth)
MSCI All Country World Free Index................34.63    -2.83     0.02   7.14

OpCap   Advisors   Mutual  Fund   Composite2.....30.56     2.57     5.26   12.76
(Comparable  to ING OpCap  Balanced  Value)
60% S&P 500Index/40% LB Government/
Credit Bond Index................................21.75     2.07     3.25   10.07

PIMCO  Total  Return  Fund - Class  A.............5.07     7.90     6.82   67.89
(Comparable  to ING PIMCO Total  Return)
Lehman  Brothers Aggregate  Bond  Index..........12.50     10.01    5.43   6.82

Smith Barney Aggressive Growth Fund -
Class A..........................................36.57    -4.44    11.24   15.04
(Comparable to ING Salomon Brothers  Aggressive  Growth)
Russell 3000 Growth Index .......................30.95    -8.85    -4.69   8.80


                                             1 Year   3 Years  5 Years  10 Years
                                                                       (or since
                                                                      inception)
Smith Barney Fundamental Value Fund -
Class A.........................................38.95     -1.45     7.82   11.65
(Comparable to ING Salomon Brothers Fundamental Value)
Russell 3000 Index..............................31.04     -3.09     0.59   10.89

Salomon Brothers Investors Value Fund -
Class A.........................................31.59     -0.54     4.74   N/A
Salomon   Brothers   Investors   Value  Fund  -
Class O.........................................32.01     -0.27     5.02   12.53
(Comparable to ING Salomon Brothers Investors Value)
S&P  BARRA  500  Value  Index  .................31.80     -2.71     1.95   10.55

UBS Tactical Allocation Fund - Class A..........27.45     -4.92     -0.08  10.59
(Comparable  to ING UBS Tactical Asset  Allocation)
S&P 500  Index..................................28.73     -4.11     -0.61  11.04

Van  Kampen  Comstock  Fund  -  (Class  A)......30.98      1.13      6.91  13.34
(Comparable  to  ING  Van  Kampen  Comstock)
S&P  500 Index.................................28.73      -4.11     -0.61  11.04
S&P 500 BARRA Value Index......................31.80      -2.71      1.95  10.55

1The Standard & Poor's 500 (S&P 500) Index is a value-weighted, unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The S&P Mid Cap 400 Index is a broad-based unmanaged capitalization weighted index of mid-capitalization companies. The S&P 600 BARRA Value Index consists of S&P 600 stocks chosen that have lower price/book ratios. The Russell MidCap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small capitalization companies. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The Russell MidCap Value Index is the subset of the Russell MidCap Index, representing approximately 71% of the total market capitalization of the Russell MidCap Index. The Morgan Stanley Capital International (MSCI) All Country World Free Index is a broad based unmanaged index of developed country and emerging market equities. The 60% S&P 500/40% Lehman Brothers Government/Credit Bond Index is a benchmark consisting of a mix of 60% of an unmanaged stock index (The Standard & Poor's 500) and 40% of an unmanaged bond index (Lehman Bros. Gov't Credit Bond Index). The Lehman Brother Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. The Russell 3000 Index is a broad-based unmanaged capitalization weighted index of large capitalization companies. The Russell 3000 Growth Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. The S&P 500 BARRA Value Index is constructed by dividing the stocks in the S&P 500 Index according to a single attribute of pri ce-to-book ratio. The index contains companies with lower price-to-book ratios, and is capitalization weighted so that each stock is weighted in the appropriate index in proportion to its market value.

2 Performance is based on a composite of all similarly managed mutual fund accounts.